Net Loss per share - Schedule of Antidilutive Securities Excluded From Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Preferred Shares Weighted Average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	0	26,072,893
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	719,437	2,585,103	0